Summary of Significant Accounting Policies - Schedule of Disposition of Local Limited Partnership (Details) (USD $)			6 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012 Blessed Rock Of El Monte, A CA Limited Partnership [Member]	Sep. 30, 2012 Woodland, Ltd [Member]	Sep. 30, 2012 Greyhound Associates I, L.P [Member]	Sep. 30, 2012 Crescent City Apartment, A California Limited Partnership [Member]
Debt at prior 12/31 from sale date			$ 2,054,000	$ 1,341,720	$ 435,203	$ 2,681,206
Appraisal Value			6,910,000	226,000	115,000	320,000
Date of Sale			Apr. 12, 2013	Jul. 31, 2013	Aug. 31, 2013	Oct. 01, 2013
Sales Proceeds			2,355,384	28,001	5,000	50,000
Actual Sale Related Expenses			2,250	2,500	2,600	7,334
Investment balance at date of sale	634,976	629,335	547,890
Gain (loss) on sale			$ 1,805,244	$ 25,501	$ 2,400	$ 42,666